Quarterly Report
August 31, 2022
MFS®  Charter Income Trust
MCR-Q3

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 126.7%
Aerospace & Defense – 1.5%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$301,000	$294,420
Bombardier, Inc., 7.125%, 6/15/2026 (n)		337,000	321,121
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		725,000	594,500
Moog, Inc., 4.25%, 12/15/2027 (n)		885,000	810,085
Raytheon Technologies Corp., 2.82%, 9/01/2051		166,000	116,057
TransDigm, Inc., 6.25%, 3/15/2026 (n)		275,000	270,188
TransDigm, Inc., 6.375%, 6/15/2026		535,000	513,600
TransDigm, Inc., 5.5%, 11/15/2027		1,235,000	1,111,376
TransDigm, Inc., 4.625%, 1/15/2029		460,000	388,985
			$4,420,332
Airlines – 0.0%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	140,000	$117,016
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$157,000	$125,038
Asset-Backed & Securitized – 4.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.144%, 11/15/2054 (i)		$3,795,847	$239,901
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	100,000	92,341
ACREC 2021-FL1 Ltd., “C”, FLR, 4.527% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$229,500	219,383
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 4.129% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		154,500	148,333
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 4.63% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		261,500	250,817
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 4.062% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)		250,000	242,143
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025		179,000	178,812
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.575%, 10/15/2054 (n)		550,000	466,547
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 4.471% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)		300,000	291,910
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 4.391% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		200,000	188,992
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 3.991% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		100,000	94,711
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 4.341% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		275,500	259,652
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 4.183% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		327,000	312,471
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 4.883% (SOFR - 30 day + 3%), 1/15/2037 (n)		208,000	196,762
AREIT 2022-CRE6 Trust, “C”, FLR, 4.157% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		100,000	94,869
AREIT 2022-CRE6 Trust, “D”, FLR, 4.858% (SOFR - 30 day + 2.85%), 1/16/2037 (n)		100,000	95,308
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.093% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		142,026	167,279
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.737%, 4/15/2053 (i)		1,983,889	154,903
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.424%, 7/15/2054 (i)		993,835	77,079
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.754%, 2/15/2054 (i)		2,284,822	221,417
Benchmark 2019-B12 Mortgage Trust, “A5”, 3.115%, 8/15/2052		227,000	208,377
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.915%, 7/15/2053 (i)		3,385,017	287,797
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.38%, 2/15/2054 (i)		3,623,480	262,219
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)		1,995,966	130,162
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.998%, 6/15/2054 (i)		5,528,562	291,120
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)		6,964,949	533,107
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.398%, 8/15/2054 (i)		2,343,992	181,831
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)		8,926,377	462,947
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 4.441% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		100,000	95,469
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 4.691% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		100,000	94,833
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		254,102	237,643
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		91,047	81,902
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		78,229	69,465
BXMT 2021-FL4 Ltd., “B”, FLR, 3.549% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		549,000	529,499
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		144,570	136,736
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	403,221
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027		155,000	153,042
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		92,050	83,599

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		$92,050	$83,138
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.889%, 4/15/2054 (i)		1,578,361	73,495
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.087%, 6/15/2063 (i)		998,564	59,898
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.154%, 6/15/2064 (i)		1,304,782	82,968
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		257,000	232,798
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,372,294	34
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 4.332% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		114,000	109,198
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 3.937% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		297,500	287,571
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.44% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		440,000	415,855
Harley-Davidson Motorcycle Trust, 2022-A, “A3”, 3.06%, 2/15/2027		282,000	276,750
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.141% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		375,000	360,604
LoanCore 2021-CRE5 Ltd., “B”, FLR, 4.391% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		258,000	241,946
MF1 2020-FL4 Ltd., “AS”, FLR, 4.511% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		154,000	152,471
MF1 2021-FL5 Ltd., “B”, FLR, 3.861% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		423,500	415,117
MF1 2021-FL5 Ltd., “C”, FLR, 4.11% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		213,000	202,988
MF1 2021-FL5 Ltd., “D”, FLR, 4.91% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)		755,000	720,770
MF1 2021-FL6 Ltd., “B”, FLR, 4.027% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		450,000	442,361
MF1 2022-FL8 Ltd., “C”, FLR, 4.233% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	104,033
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.421%, 5/15/2054 (i)		1,032,864	77,738
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.347%, 6/15/2054 (i)		3,121,113	212,580
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 3.307% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		103,000	103,300
PFP III 2021-7 Ltd., “B”, FLR, 3.786% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		212,489	201,048
PFP III 2021-7 Ltd., “C”, FLR, 4.037% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		199,990	187,832
PFP III 2021-8 Ltd., “B”, FLR, 3.887% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		105,000	101,305
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		91,950	91,391
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 4.541% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		157,500	149,462
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 4.177% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		190,000	183,190
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 4.477% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		100,000	94,703
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 3.779% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		150,000	142,328
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 4.229% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		310,000	298,220
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.675%, 8/15/2054 (i)		1,988,146	187,919
			$14,529,610
Automotive – 2.0%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$910,000	$894,166
Dana, Inc., 5.375%, 11/15/2027		434,000	386,946
Dana, Inc., 4.25%, 9/01/2030		315,000	254,250
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		495,000	386,100
Ford Motor Co., 5.113%, 5/03/2029		685,000	633,060
Ford Motor Co., 4.75%, 1/15/2043		570,000	426,388
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		665,000	628,225
Hyundai Capital America, 6.375%, 4/08/2030 (n)		177,000	186,234
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		810,000	763,425
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	250,000	234,152
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		$490,000	398,293
Stellantis N.V., 2.75%, 4/01/2032	EUR	100,000	86,392
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		380,000	286,197
Volkswagen International Finance N.V., 4.375% to 3/28/2031, FLR (EUR Swap Rate - 9yr. + 3.36%) to 3/28/2032, FLR (EUR Swap Rate - 9yr. + 3.61%) to 3/28/2051, FLR (EUR Swap Rate - 9yr. + 4.11%) to 3/28/2071		100,000	84,448
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		$430,000	311,750
			$5,960,026
Broadcasting – 2.3%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$507,000	$436,020
Discovery, Inc., 4.125%, 5/15/2029		78,000	71,079
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		1,071,000	905,188
iHeartCommunications, Inc., 8.375%, 5/01/2027		328,000	288,896
Magallanes, Inc., 4.279%, 3/15/2032 (n)		200,000	174,267
Netflix, Inc., 5.875%, 11/15/2028		720,000	728,071

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	$119,840
Prosus N.V., 2.085%, 1/19/2030		100,000	76,879
Prosus N.V., 3.061%, 7/13/2031 (n)		$329,000	244,260
Prosus N.V., 2.031%, 8/03/2032	EUR	100,000	69,550
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		$660,000	597,283
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		740,000	643,326
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	423,495	366,434
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$803,000	702,424
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,359,000	1,168,740
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)	EUR	242,000	191,086
WMG Acquisition Corp., 2.25%, 8/31/2031		140,000	110,546
			$6,893,889
Brokerage & Asset Managers – 1.9%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$561,000	$561,224
Ameriprise Financial, Inc., 4.5%, 5/13/2032		59,000	58,828
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		500,000	430,680
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		906,000	883,803
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		151,000	149,603
Intercontinental Exchange, Inc., 3%, 9/15/2060		151,000	102,963
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,300,000	1,223,166
LPL Holdings, Inc., 4%, 3/15/2029 (n)		930,000	823,441
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		435,000	382,822
NFP Corp., 4.875%, 8/15/2028 (n)		540,000	479,180
NFP Corp., 6.875%, 8/15/2028 (n)		730,000	599,856
			$5,695,566
Building – 2.6%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,260,000	$1,139,696
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (n)		415,000	401,522
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		340,000	274,311
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		900,000	763,875
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	100,000	84,900
Imerys S.A., 1%, 7/15/2031	EUR	100,000	69,044
Interface, Inc., 5.5%, 12/01/2028 (n)		$835,000	729,331
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		445,000	365,468
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		270,000	239,945
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		556,000	480,809
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		770,000	721,721
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		460,000	417,266
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		580,000	481,162
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		546,000	477,280
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		880,000	698,742
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		160,000	117,317
Vulcan Materials Co., 3.5%, 6/01/2030		137,000	123,375
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		490,000	429,307
			$8,015,071
Business Services – 1.7%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$550,000	$521,856
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	100,000	76,922
Euronet Worldwide, Inc., 1.375%, 5/22/2026		200,000	174,183
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	82,461
HealthEquity, Inc., 4.5%, 10/01/2029 (n)		790,000	694,837
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		360,000	330,300
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		520,000	477,282
Mastercard, Inc., 3.3%, 3/26/2027		212,000	207,451
Mastercard, Inc., 3.85%, 3/26/2050		77,000	69,743
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		425,000	426,607

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Switch Ltd., 3.75%, 9/15/2028 (n)		$601,000	$595,525
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	692,750
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		565,000	570,418
Visa, Inc., 2%, 6/15/2029	EUR	120,000	115,574
Visa, Inc., 3.65%, 9/15/2047		$63,000	55,648
			$5,091,557
Cable TV – 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		$425,000	$403,408
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,960,000	1,684,689
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,450,000	1,219,414
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		1,255,000	1,024,011
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		450,000	342,612
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	79,277
Comcast Corp., 3.75%, 4/01/2040		143,000	124,103
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	181,672
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,350,000	1,045,494
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		605,000	490,050
DISH DBS Corp., 7.75%, 7/01/2026		375,000	295,658
DISH DBS Corp., 5.25%, 12/01/2026 (n)		535,000	441,709
DISH DBS Corp., 5.125%, 6/01/2029		450,000	266,625
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		693,000	654,081
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		210,000	180,600
SES S.A., 3.5%, 1/14/2029	EUR	100,000	94,044
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		$815,000	658,112
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		577,000	502,726
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,345,000	1,257,683
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,400,000	1,274,000
Videotron Ltd., 5.125%, 4/15/2027 (n)		673,000	630,937
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	255,000	199,885
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$1,000,000	789,950
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,200,000	1,024,854
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		267,000	178,903
Ziggo Bond Finance B.V., 3.375%, 2/28/2030	EUR	370,000	279,048
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,315,000	1,052,657
			$16,376,202
Chemicals – 2.0%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$540,000	$500,175
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,340,000	1,110,640
BASF SE, 3.75%, 6/29/2032	EUR	100,000	98,955
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		$500,000	410,945
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		660,000	573,375
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)		500,000	423,710
Ingevity Corp., 3.875%, 11/01/2028 (n)		773,000	668,645
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		445,000	374,828
LYB International Finance III, LLC, 4.2%, 5/01/2050		139,000	112,431
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)		405,000	359,437
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		705,000	572,693
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		200,000	185,896
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		550,000	462,000
Sherwin-Williams Co., 3.8%, 8/15/2049		38,000	30,503
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	147,000	118,323
			$6,002,556
Computer Software – 0.9%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$410,000	$381,300
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		200,000	171,201
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		770,000	636,482

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		$610,000	$541,375
Microsoft Corp., 3.3%, 2/06/2027		145,000	142,504
Microsoft Corp., 2.525%, 6/01/2050		214,000	155,755
PTC, Inc., 3.625%, 2/15/2025 (n)		430,000	403,935
PTC, Inc., 4%, 2/15/2028 (n)		305,000	278,904
			$2,711,456
Computer Software - Systems – 1.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,330,000	$1,286,629
Fair Isaac Corp., 4%, 6/15/2028 (n)		66,000	58,303
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,055,000	999,665
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		830,000	712,204
Virtusa Corp., 7.125%, 12/15/2028 (n)		525,000	414,750
			$3,471,551
Conglomerates – 1.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$450,000	$414,000
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,265,000	1,129,013
Gates Global LLC, 6.25%, 1/15/2026 (n)		670,000	634,825
Griffon Corp., 5.75%, 3/01/2028		831,000	768,675
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		748,000	615,335
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		520,000	516,100
TriMas Corp., 4.125%, 4/15/2029 (n)		1,941,000	1,703,227
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		87,000	84,355
			$5,865,530
Construction – 0.9%
Empire Communities Corp., 7%, 12/15/2025 (n)		$545,000	$468,618
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		255,000	224,562
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		615,000	498,331
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		535,000	454,608
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		640,000	586,182
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		683,000	566,175
			$2,798,476
Consumer Products – 0.8%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	100,000	$85,389
JAB Holdings B.V., 2.25%, 12/19/2039		100,000	66,959
Mattel, Inc., 3.375%, 4/01/2026 (n)		$572,000	519,705
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	302,705
Mattel, Inc., 5.45%, 11/01/2041		210,000	191,935
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	581,112
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		250,000	200,017
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		575,000	415,265
			$2,363,087
Consumer Services – 2.7%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$216,000	$202,239
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		600,000	540,274
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	296,878
ANGI Group LLC, 3.875%, 8/15/2028 (n)		891,000	674,932
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		625,000	488,875
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,263,000	1,068,732
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		437,000	398,293
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	43,023
Match Group, Inc., 5%, 12/15/2027 (n)		660,000	608,850
Match Group, Inc., 4.625%, 6/01/2028 (n)		910,000	809,900
Match Group, Inc., 4.125%, 8/01/2030 (n)		225,000	186,175
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		570,000	446,578

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		$415,000	$312,063
Rentokil Initial Finance B.V., 3.875%, 6/27/2027	EUR	100,000	102,151
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)		$1,968,329	512,740
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,400,000	1,200,591
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		498,000	480,057
			$8,372,351
Containers – 2.2%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	235,000	$174,761
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$455,000	352,880
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		565,000	487,312
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	320,000	252,387
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		$646,000	523,260
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		1,080,000	780,694
Ball Corp., 3.125%, 9/15/2031		590,000	477,856
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		350,000	314,683
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,176,000	952,582
Crown Americas LLC, 5.25%, 4/01/2030 (n)		550,000	528,000
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		920,000	862,478
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		440,000	424,325
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		625,000	594,166
			$6,725,384
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$86,000	$84,063
Arrow Electronics, Inc., 2.95%, 2/15/2032		182,000	147,793
CommScope Technologies LLC, 5%, 3/15/2027 (n)		731,000	576,916
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	140,000	120,783
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		140,000	107,163
			$1,036,718
Electronics – 1.4%
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$133,000	$109,701
Broadcom, Inc., 3.137%, 11/15/2035 (n)		168,000	127,291
Broadcom, Inc., 3.187%, 11/15/2036 (n)		4,000	2,973
Entegris, Inc., 4.375%, 4/15/2028 (n)		290,000	255,982
Entegris, Inc., 3.625%, 5/01/2029 (n)		480,000	404,256
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		211,000	186,805
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		480,000	482,033
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,160,000	1,135,662
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		585,000	571,826
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		470,000	418,763
Synaptics, Inc., 4%, 6/15/2029 (n)		710,000	610,167
			$4,305,459
Emerging Market Quasi-Sovereign – 4.8%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$1,074,000	$1,076,148
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	100,000	92,954
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$960,000	958,632
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		202,000	159,580
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		200,000	177,996
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		404,000	329,572
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		238,000	236,405
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	556,629
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	1,003,134
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	590,142
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		300,000	244,465
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		299,000	246,707
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	660,086

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		$359,000	$363,460
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		700,000	606,900
Korea Development Bank, 4.25%, 9/08/2032 (w)		531,000	530,012
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,086,000	1,021,355
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)(n)		1,116,000	220,270
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		200,000	164,193
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	464,698
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		200,000	178,966
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	190,692
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	796,779
Petroleos Mexicanos, 5.95%, 1/28/2031		200,000	151,000
Petroleos Mexicanos, 6.75%, 9/21/2047		980,000	617,998
Petroleos Mexicanos, 7.69%, 1/23/2050		200,000	137,800
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		200,000	184,952
PT Pertamina (Persero) (Republic of Indonesia), 5.625%, 5/20/2043		200,000	192,904
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	522,374
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,265,000	1,331,210
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		500,000	516,482
			$14,524,495
Emerging Market Sovereign – 11.7%
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	$223,680
Arab Republic of Egypt, 8.5%, 1/31/2047		1,265,000	805,441
Arab Republic of Egypt, 8.875%, 5/29/2050		200,000	128,666
Dominican Republic, 5.5%, 2/22/2029 (n)		761,000	694,130
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	134,016
Dominican Republic, 5.875%, 1/30/2060 (n)		2,249,000	1,589,343
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		519,000	404,820
Federative Republic of Brazil, 10%, 1/01/2025	BRL	3,200,000	589,949
Federative Republic of Brazil, 3.875%, 6/12/2030		$500,000	436,530
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	885,000	800,009
Hellenic Republic (Republic of Greece), 2%, 4/22/2027 (n)		1,470,000	1,396,381
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		2,912,000	2,380,657
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		245,000	144,236
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	394,096
Kingdom of Morocco, 2%, 9/30/2030		100,000	78,244
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	343,102
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	49,975,000	1,022,758
People's Republic of China, 3.03%, 3/11/2026	CNY	19,650,000	2,922,724
People's Republic of China, 3.13%, 11/21/2029		14,600,000	2,185,547
Republic of Angola, 9.375%, 5/08/2048		$670,000	510,473
Republic of Argentina, 1.5%, 7/09/2035		627,494	141,105
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	214,000	152,649
Republic of Benin, 6.875%, 1/19/2052		400,000	285,326
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		929,000	755,562
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		300,000	217,401
Republic of Croatia, 2.875%, 4/22/2032		333,000	320,426
Republic of Croatia, 1.125%, 3/04/2033		344,000	276,258
Republic of Ghana, 8.125%, 3/26/2032 (n)		$305,000	114,955
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	708,804
Republic of Guatemala, 6.125%, 6/01/2050		300,000	273,670
Republic of Hungary, 2.125%, 9/22/2031 (n)		200,000	146,352
Republic of Hungary, 5.5%, 6/16/2034 (n)		850,000	792,525
Republic of Indonesia, 3.55%, 3/31/2032		200,000	188,457
Republic of Indonesia, 4.35%, 1/11/2048		400,000	360,564
Republic of Kenya, 8%, 5/22/2032 (n)		478,000	353,663
Republic of Korea, 2.125%, 6/10/2027	KRW	762,000,000	528,599
Republic of Korea, 1.875%, 6/10/2029		4,363,250,000	2,908,072
Republic of Korea, 1.375%, 6/10/2030		2,970,670,000	1,871,472

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Paraguay, 4.95%, 4/28/2031 (n)		$280,000	$269,420
Republic of Paraguay, 5.6%, 3/13/2048		200,000	169,969
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	962,053
Republic of Philippines, 3.556%, 9/29/2032		534,000	515,299
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	247,000	178,373
Republic of Romania, 2%, 4/14/2033		250,000	165,189
Republic of Senegal, 6.25%, 5/23/2033		$247,000	200,070
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	647,000	372,686
Republic of South Africa, 5.875%, 4/20/2032		$200,000	178,020
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(n)		446,000	148,380
State of Qatar, 4.817%, 3/14/2049 (n)		683,000	704,774
Sultanate of Oman, 7%, 1/25/2051		800,000	737,168
United Arab Emirates, 4.951%, 7/07/2052 (n)		579,000	610,237
United Mexican States, 7.5%, 6/03/2027	MXN	24,400,000	1,134,387
United Mexican States, 4.75%, 4/27/2032		$727,000	705,173
United Mexican States, 4.875%, 5/19/2033		641,000	614,052
United Mexican States, 3.771%, 5/24/2061		774,000	513,246
			$35,759,158
Energy - Independent – 3.1%
Antero Resources Corp., 7.625%, 2/01/2029 (n)		$500,000	$508,593
CNX Resources Corp., 6%, 1/15/2029 (n)		572,000	537,792
Colgate Energy Partners III LLC, 7.75%, 2/15/2026 (n)		110,000	109,904
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		750,000	715,856
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		555,000	509,738
Diamondback Energy, Inc., 4.4%, 3/24/2051		141,000	119,884
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		430,000	409,381
Energean Israel Finance Ltd., 5.875%, 3/30/2031		500,000	435,000
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		679,000	665,420
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	434,740
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		345,000	313,774
Occidental Petroleum Corp., 5.875%, 9/01/2025		600,000	615,012
Occidental Petroleum Corp., 6.625%, 9/01/2030		958,000	1,023,431
Occidental Petroleum Corp., 6.6%, 3/15/2046		465,000	511,823
SM Energy Co., 5.625%, 6/01/2025		330,000	320,925
SM Energy Co., 6.5%, 7/15/2028		365,000	351,495
Southwestern Energy Co., 5.7%, 1/23/2025		44,200	44,201
Southwestern Energy Co., 8.375%, 9/15/2028		305,000	320,842
Southwestern Energy Co., 5.375%, 3/15/2030		420,000	393,658
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	848,820
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	243,865
			$9,434,154
Energy - Integrated – 0.3%
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	280,000	$242,696
Cenovus Energy, Inc., 2.65%, 1/15/2032		$91,000	74,689
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	189,857
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	200,000	189,897
MOL PLC, 1.5%, 10/08/2027		110,000	92,769
			$789,908
Entertainment – 1.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$1,595,000	$1,357,903
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		530,000	412,075
Life Time, Inc., 5.75%, 1/15/2026 (n)		645,000	580,887
Life Time, Inc., 8%, 4/15/2026 (n)		170,000	150,064
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		630,000	541,125
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		240,000	194,075

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		$340,000	$263,036
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		690,000	520,950
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		715,000	622,822
			$4,642,937
Financial Institutions – 2.3%
Adler Group S.A., 2.25%, 1/14/2029	EUR	300,000	$156,728
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		$150,000	121,055
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		150,000	110,436
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)		355,605	277,372
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		77,000	73,523
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	123,873
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		640,000	603,795
Crédit Logement S.A., 1.081%, 2/15/2034	EUR	100,000	80,566
CTP N.V., 1.5%, 9/27/2031		100,000	66,499
EXOR N.V., 2.25%, 4/29/2030		100,000	91,250
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		$2,043,613	1,653,324
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/9/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/09/2069	EUR	100,000	76,953
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$814,000	671,868
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	110,000	89,146
Logicor Financing S.à r.l., 0.875%, 1/14/2031		100,000	72,565
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$1,095,000	973,910
OneMain Finance Corp., 6.875%, 3/15/2025		430,000	417,971
OneMain Finance Corp., 7.125%, 3/15/2026		200,000	186,298
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	130,000	113,024
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$800,000	644,000
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025	EUR	100,000	83,587
SBB Treasury Oyj, 1.125%, 11/26/2029		100,000	63,412
VGP N.V., 1.5%, 4/08/2029		100,000	73,887
Vonovia SE, REIT, 2.375%, 3/25/2032		100,000	86,597
Vonovia SE, REIT, 1.625%, 9/01/2051		100,000	53,702
			$6,965,341
Food & Beverages – 2.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	$174,537
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		60,000	62,383
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		930,000	921,863
BellRing Brands, Inc., 7%, 3/15/2030 (n)		770,000	735,342
Central America Bottling Co., 5.25%, 4/27/2029 (n)		755,000	700,263
Constellation Brands, Inc., 4.75%, 12/01/2025		44,000	44,672
Constellation Brands, Inc., 3.15%, 8/01/2029		72,000	64,730
Constellation Brands, Inc., 2.25%, 8/01/2031		104,000	84,697
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		781,000	675,573
Kraft Heinz Foods Co., 3.875%, 5/15/2027		137,000	132,396
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)		1,270,000	1,144,587
Performance Food Group Co., 5.5%, 10/15/2027 (n)		850,000	801,236
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		788,000	748,600
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		955,000	829,384
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		912,000	779,574
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		800,000	712,972
			$8,612,809
Gaming & Lodging – 4.1%
Boyd Gaming Corp., 4.75%, 12/01/2027		$395,000	$368,721
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		270,000	234,900
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		525,000	422,281
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		604,000	593,412
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		486,000	456,727

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		$989,000	$853,280
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		861,000	695,098
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	100,000	102,495
International Game Technology PLC, 4.125%, 4/15/2026 (n)		$1,000,000	916,675
International Game Technology PLC, 6.25%, 1/15/2027 (n)		225,000	220,345
Las Vegas Sands Corp., 3.9%, 8/08/2029		119,000	101,285
Marriott International, Inc., 2.85%, 4/15/2031		90,000	74,930
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)		525,000	442,625
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)		420,000	370,598
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		345,000	292,388
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		234,000	183,090
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)		506,000	449,989
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)		645,000	624,333
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)		855,000	800,853
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)		285,000	280,591
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)		389,000	345,956
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)		155,000	136,284
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		515,000	465,668
VICI Properties LP, REIT, 4.95%, 2/15/2030		192,000	184,343
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		813,000	727,118
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		340,000	306,656
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		400,000	319,675
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		375,000	288,991
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,083,000	758,100
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		400,000	335,592
			$12,352,999
Industrial – 1.3%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	250,000	$223,102
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$200,000	178,118
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		435,000	392,689
APi Escrow Corp., 4.75%, 10/15/2029 (n)		960,000	794,222
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		850,000	799,000
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)		445,000	397,219
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	100,000	82,455
Peach Property Group, 4.375%, 11/15/2025 (n)		225,000	185,523
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$35,000	24,346
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		833,000	748,700
			$3,825,374
Insurance – 0.3%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	220,000	$179,336
Argentum Netherlands B.V., 5.125%, 6/01/2048		$200,000	193,508
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044	EUR	150,000	150,572
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	175,000	158,373
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$30,000	25,434
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	100,000	83,158
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		100,000	89,670
			$880,051
Insurance - Health – 0.2%
Centene Corp., 3%, 10/15/2030		$705,000	$589,239
UnitedHealth Group, Inc., 3.5%, 8/15/2039		38,000	32,730
UnitedHealth Group, Inc., 3.25%, 5/15/2051		108,000	84,807
			$706,776

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.9%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$1,015,000	$921,925
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		25,000	21,023
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		500,000	415,605
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	100,000	60,977
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		$240,000	232,513
Hub International Ltd., 5.625%, 12/01/2029 (n)		581,000	508,173
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	100,000	91,484
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		$561,000	505,601
			$2,757,301
International Market Quasi-Sovereign – 0.4%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	75,000	$41,729
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		200,000	159,817
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	100,000	99,200
ESB Finance DAC, 1%, 7/19/2034	EUR	100,000	77,668
Islandsbanki, 0.75%, 3/25/2025		100,000	92,920
KFW German Government Development Bank, 1.125%, 3/31/2037		580,000	490,302
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		100,000	91,689
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034		100,000	77,524
			$1,130,849
International Market Sovereign – 8.4%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	5,330,000	$3,373,481
Commonwealth of Australia, 1.75%, 6/21/2051		462,000	202,212
Federal Republic of Germany, 0%, 8/15/2052	EUR	464,449	287,830
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	168,046
Government of Bermuda, 5%, 7/15/2032 (n)		560,000	563,729
Government of France, 0.75%, 5/25/2053	EUR	1,389,500	862,956
Government of Japan, 2.3%, 3/20/2040	JPY	23,700,000	213,647
Government of Japan, 1.7%, 6/20/2044		336,100,000	2,779,572
Government of Japan, 0.3%, 6/20/2046		79,000,000	482,172
Government of New Zealand, 0.25%, 5/15/2028	NZD	7,134,000	3,560,261
Government of New Zealand, 1.5%, 5/15/2031		17,073,000	8,579,496
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	1,302,000	900,218
Kingdom of Spain, 2.55%, 10/31/2032		523,000	517,108
Republic of Cyprus, 0%, 2/09/2026		314,000	295,098
Republic of Cyprus, 0.625%, 1/21/2030		450,000	374,218
Republic of Iceland, 5%, 11/15/2028	ISK	119,300,000	813,467
Republic of Iceland, 6.5%, 1/24/2031		54,000,000	403,440
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	1,277,000	1,230,764
United Kingdom Treasury, 1.75%, 1/22/2049		105,000	92,158
			$25,699,873
Local Authorities – 0.7%
Oslo kommune, 2.17%, 5/18/2029	NOK	3,000,000	$266,285
Province of Alberta, 4.5%, 12/01/2040	CAD	125,000	99,993
Province of British Columbia, 2.95%, 6/18/2050		115,000	71,977
Province of Ontario, 1.9%, 12/02/2051		3,316,000	1,607,364
			$2,045,619
Machinery & Tools – 0.3%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	210,000	$141,774
Terex Corp., 5%, 5/15/2029 (n)		$960,000	858,912
			$1,000,686

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 1.4%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$152,000	$119,723
Bank of America Corp., 3.5%, 4/19/2026		301,000	292,900
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	110,000	88,952
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$78,000	64,662
BNP Paribas S.A., 3.625%, 9/01/2029 (w)	EUR	100,000	97,877
BNP Paribas S.A., 2.1%, 4/07/2032		100,000	84,338
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	177,136
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		80,000	64,758
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		111,000	87,462
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	263,176
JPMorgan Chase & Co., 0.563%, 2/16/2025		56,000	52,936
JPMorgan Chase & Co., 1.47%, 9/22/2027		455,000	398,454
JPMorgan Chase & Co., 1.963% to 3/23/2029, FLR (EURIBOR - 3mo. + 1.13%) to 3/23/2030	EUR	100,000	90,622
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$94,000	74,519
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		200,000	162,703
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		183,000	163,114
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		214,000	196,087
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033		200,000	170,164
NatWest Group PLC, 3.619% to 3/29/2028, FLR (GBP Swap Rate - 5yr. + 2.1%) to 3/29/2029	GBP	100,000	104,706
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	100,000	82,227
Svenska Handelsbanken AB, 2.625%, 9/05/2029 (w)		100,000	98,448
Toronto Dominion Bank, 4.108%, 6/08/2027		$153,000	151,360
Toronto Dominion Bank, 1.952%, 4/08/2030	EUR	100,000	89,747
UBS Group AG, 2.75% to 6/15/2026, FLR (EUR ICE Swap Rate - 5yr. + 1.15%) to 6/15/2027		200,000	195,351
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$218,000	174,662
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	100,000	89,517
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		180,000	155,746
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$293,000	276,790
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		219,000	185,489
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		139,000	121,339
			$4,374,965
Medical & Health Technology & Services – 4.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$666,005
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	100,000	94,879
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		$1,006,000	915,339
Becton, Dickinson and Co., 4.298%, 8/22/2032		45,000	43,701
Catalent Pharma Solutions, Inc., 2.375%, 3/01/2028	EUR	460,000	388,159
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,497,000	1,241,075
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		2,114,000	1,821,993
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		405,000	351,613
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		965,000	598,010
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		460,000	348,464
DaVita, Inc., 4.625%, 6/01/2030 (n)		505,000	406,545
Encompass Health Corp., 5.75%, 9/15/2025		445,000	440,853
Encompass Health Corp., 4.75%, 2/01/2030		555,000	474,651
HCA, Inc., 5.125%, 6/15/2039		103,000	92,802
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		710,000	687,820
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,010,000	976,054
IQVIA, Inc., 1.75%, 3/15/2026	EUR	100,000	90,923
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		$210,000	182,534
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		179,000	122,668
ProMedica Toledo Hospital, “B”, 6.015%, 11/15/2048		142,000	144,545
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		485,000	462,135
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		991,000	837,643
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		1,098,000	1,007,415
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		300,000	288,030
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051	EUR	100,000	70,303
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$137,000	121,015

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		$535,000	$477,850
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		480,000	226,923
			$13,579,947
Medical Equipment – 0.4%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$378,000	$402,570
Teleflex, Inc., 4.625%, 11/15/2027		995,000	931,380
			$1,333,950
Metals & Mining – 2.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$209,000	$208,071
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		860,000	793,023
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		1,045,000	760,944
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		645,000	614,188
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		455,000	373,603
Ero Copper Corp., 6.5%, 2/15/2030 (n)		333,000	249,559
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		314,000	299,478
First Quantum Minerals Ltd., 6.875%, 10/15/2027		350,000	333,813
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		965,000	787,131
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		144,000	118,792
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		683,000	582,752
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,808,000	1,557,294
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		415,000	326,742
Novelis Corp., 3.25%, 11/15/2026 (n)		520,000	462,800
Novelis Corp., 4.75%, 1/30/2030 (n)		735,000	639,450
Novelis Corp., 3.875%, 8/15/2031 (n)		330,000	266,363
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029	EUR	250,000	212,256
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)		$347,660	333,754
			$8,920,013
Midstream – 3.9%
Cheniere Energy Partners LP, 4.5%, 10/01/2029		$515,000	$474,225
Cheniere Energy Partners LP, 4%, 3/01/2031		975,000	854,344
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		1,064,000	934,171
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		899,000	768,645
EnLink Midstream LLC, 6.5%, 9/01/2030 (n)		1,035,000	1,029,825
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		62,000	59,794
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		111,000	107,143
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,405,000	1,284,535
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		510,000	439,206
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		653,000	621,205
Peru LNG, 5.375%, 3/22/2030		518,000	437,710
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		227,000	198,680
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		193,000	184,765
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,080,000	933,818
Targa Resources Corp., 4.2%, 2/01/2033		13,000	11,672
Targa Resources Corp., 4.95%, 4/15/2052		79,000	68,120
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		880,000	899,282
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031		721,000	668,352
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		1,185,000	1,033,912
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		555,000	481,702
Western Midstream Operating LP, 4.3%, 2/01/2030		287,000	259,017
Western Midstream Operation LP, 4.65%, 7/01/2026		215,000	204,609
			$11,954,732

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 2.4%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$15,468	$16,364
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	60,246	63,098
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	33,692	36,224
Fannie Mae, 3.5%, 12/01/2047	43,867	42,850
Fannie Mae, UMBS, 2%, 4/01/2042 - 12/01/2051	267,374	234,210
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 6/01/2052	602,149	578,601
Fannie Mae, UMBS, 2.5%, 7/01/2050 - 4/01/2052	409,105	366,118
Fannie Mae, UMBS, 3%, 12/01/2051 - 6/01/2052	890,391	825,133
Freddie Mac, 0.272%, 2/25/2025 (i)	38,000,000	160,828
Freddie Mac, 1.481%, 3/25/2027 (i)	448,000	24,157
Freddie Mac, 0.263%, 2/25/2028 (i)	36,576,000	292,220
Freddie Mac, 0.428%, 2/25/2028 (i)	15,572,000	248,711
Freddie Mac, 0.251%, 4/25/2028 (i)	15,983,000	120,296
Freddie Mac, 1.218%, 7/25/2029 (i)	1,885,643	115,666
Freddie Mac, 1.916%, 4/25/2030 (i)	845,640	95,184
Freddie Mac, 1.985%, 4/25/2030 (i)	731,897	86,102
Freddie Mac, 1.766%, 5/25/2030 (i)	896,340	94,868
Freddie Mac, 1.906%, 5/25/2030 (i)	2,034,877	231,983
Freddie Mac, 1.436%, 6/25/2030 (i)	821,458	70,018
Freddie Mac, 1.704%, 8/25/2030 (i)	719,995	74,937
Freddie Mac, 1.263%, 9/25/2030 (i)	455,646	35,278
Freddie Mac, 1.172%, 11/25/2030 (i)	901,677	66,047
Freddie Mac, 0.422%, 1/25/2031 (i)	3,187,322	68,492
Freddie Mac, 0.613%, 3/25/2031 (i)	3,740,913	130,047
Freddie Mac, 1.039%, 7/25/2031 (i)	670,491	45,883
Freddie Mac, 0.664%, 12/25/2031 (i)	659,754	27,795
Freddie Mac, 6%, 8/01/2034	24,390	25,854
Freddie Mac, 0.632%, 9/25/2049 (i)	2,699,427	99,487
Freddie Mac, 3%, 6/25/2055	197,632	184,569
Freddie Mac, UMBS, 2%, 3/01/2052	49,126	42,289
Freddie Mac, UMBS, 3%, 4/01/2052 - 6/01/2052	199,444	184,886
Freddie Mac, UMBS, 2.5%, 6/01/2052 - 9/01/2052	160,000	142,998
Ginnie Mae, 2.5%, 8/20/2051	134,925	123,602
Ginnie Mae, TBA, 2.5%, 9/21/2052	100,000	91,113
Ginnie Mae, TBA, 3%, 9/21/2052	125,000	117,319
Ginnie Mae, TBA, 4%, 9/21/2052 - 10/20/2052	125,000	123,092
Ginnie Mae, TBA, 4.5%, 9/21/2052 - 10/20/2052	350,000	349,874
Ginnie Mae, TBA, 5%, 9/21/2052 - 10/20/2052	75,000	75,885
UMBS, TBA, 5.5%, 9/14/2052 - 10/25/2052	100,000	102,131
UMBS, TBA, 2%, 9/25/2052	25,000	21,505
UMBS, TBA, 2.5%, 9/25/2052	700,000	624,969
UMBS, TBA, 4%, 9/25/2052	725,000	707,611
UMBS, TBA, 4.5%, 9/25/2052	225,000	223,629
UMBS, TBA, 5%, 9/25/2052	50,000	50,457
		$7,442,380
Multi-Family Housing Revenue – 0.1%
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047	$195,000	$194,197
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	$150,000	$126,304
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	215,000	180,553
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	499,000	552,907
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	346,000	307,810
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030	221,000	203,668
		$1,371,242

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$198,000	$182,759
National Grid PLC, 1.125%, 1/14/2033	GBP	100,000	79,978
NiSource, Inc., 3.6%, 5/01/2030		$92,000	84,492
			$347,229
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	110,000	$90,049
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	100,000	81,631
			$171,680
Network & Telecom – 0.5%
AT&T, Inc., 3.5%, 9/15/2053		$84,000	$61,926
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,012,000	915,688
Orange S.A., 2.375%, 5/18/2032	EUR	100,000	94,611
Verizon Communications, Inc., 2.1%, 3/22/2028		$86,000	76,004
Verizon Communications, Inc., 2.355%, 3/15/2032		135,000	110,755
Verizon Communications, Inc., 3.875%, 3/01/2052		149,000	123,690
			$1,382,674
Oil Services – 0.3%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		$187,230	$156,805
MV24 Capital B.V., 6.748%, 6/01/2034		502,228	462,275
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		420,000	410,025
			$1,029,105
Oils – 0.6%
Neste Oyj, 0.75%, 3/25/2028	EUR	200,000	$175,323
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,460,000	1,253,253
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	304,648
			$1,733,224
Other Banks & Diversified Financials – 1.2%
AIB Group PLC, 2.25%, 4/04/2028	EUR	100,000	$91,815
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		$750,000	650,250
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		200,000	173,959
Bank Leumi le-Israel B.M., 5.125%, 7/27/2027 (n)		846,000	863,208
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034	EUR	100,000	79,983
BPCE S.A., 0.75%, 3/03/2031		100,000	78,685
CaixaBank S.A., 3.75%, 9/07/2029 (w)		100,000	99,828
Commercial Bank P.S.Q.C., 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169		$272,000	251,056
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	100,000	88,251
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		100,000	93,660
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		100,000	74,048
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	242,512
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	100,000	77,512
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	150,000	116,172
Macquarie Group Ltd., 4.08%, 5/31/2029		130,000	139,618
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		$227,000	218,366
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		269,000	241,831
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	100,000	109,905
			$3,690,659
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)		$700,000	$658,875
NCR Corp., 5.125%, 4/15/2029 (n)		285,000	266,124
			$924,999

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.0%
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		$1,295,000	$485,625
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		335,000	130,650
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		1,160,000	1,046,019
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		955,000	856,797
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		675,000	590,625
			$3,109,716
Pollution Control – 0.7%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$215,000	$205,155
GFL Environmental, Inc., 4%, 8/01/2028 (n)		985,000	832,325
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		255,000	221,213
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		280,000	237,300
Stericycle, Inc., 3.875%, 1/15/2029 (n)		627,000	543,139
Waste Connections, Inc., 4.2%, 1/15/2033		49,000	47,129
			$2,086,261
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$565,000	$282,500
Taseko Mines Ltd., 7%, 2/15/2026 (n)		420,000	346,376
			$628,876
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)		$890,000	$709,261
Informa PLC, 3.125%, 7/05/2026	GBP	110,000	118,505
			$827,766
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$111,000	$94,827
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	300,000	249,393
			$344,220
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$149,000	$133,551
Corporate Office Property LP, REIT, 2%, 1/15/2029		52,000	41,074
			$174,625
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$89,000	$69,842
Lexington Realty Trust Co., 2.7%, 9/15/2030		195,000	157,322
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		282,000	229,229
XHR LP, REIT, 4.875%, 6/01/2029 (n)		640,000	564,680
			$1,021,073
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$3,000	$2,667
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	100,000	81,375
Regency Centers Corp., 3.7%, 6/15/2030		$71,000	64,489
STORE Capital Corp., REIT, 2.75%, 11/18/2030		313,000	254,061
			$402,592
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$500,000	$407,720
McDonald's Corp., 2.375%, 5/31/2029	EUR	100,000	96,261
			$503,981
Retailers – 0.9%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028		$65,000	$58,050
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		639,000	547,942
AutoZone, Inc., 4.75%, 8/01/2032		48,000	47,556

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Bath & Body Works, Inc., 5.25%, 2/01/2028		$1,805,000	$1,617,533
Nordstrom, Inc., 4.25%, 8/01/2031		106,000	77,645
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		650,000	515,125
			$2,863,851
Specialty Chemicals – 0.2%
Ctec II GmbH, 5.25%, 2/15/2030 (n)	EUR	200,000	$149,782
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$96,000	82,246
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		342,000	318,060
			$550,088
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$124,000	$98,244
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		719,000	614,299
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		370,000	283,679
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		755,000	502,075
Penske Automotive Group Co., 3.75%, 6/15/2029		726,000	614,098
			$2,112,395
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$200,000	$194,775
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		290,000	284,735
			$479,510
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$1,045,000	$953,583
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		540,000	443,772
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	100,000	94,001
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	190,000	159,914
			$1,651,270
Supranational – 0.3%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	$145,466
West African Development Bank, 4.7%, 10/22/2031 (n)		$1,055,000	902,130
			$1,047,596
Telecommunications - Wireless – 2.4%
Altice France S.A., 6%, 2/15/2028 (n)		$955,000	$647,581
American Tower Corp., REIT, 2.75%, 1/15/2027		81,000	74,161
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	400,000	286,896
Crown Castle International Corp., REIT, 3.7%, 6/15/2026		$220,000	213,126
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	586,398
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		92,000	83,969
Rogers Communications, Inc., 3.7%, 11/15/2049		106,000	80,315
SBA Communications Corp., 3.875%, 2/15/2027		683,000	621,719
SBA Communications Corp., 3.125%, 2/01/2029		1,060,000	873,361
Sprint Capital Corp., 6.875%, 11/15/2028		1,090,000	1,150,980
Sprint Corp., 7.125%, 6/15/2024		240,000	247,790
Sprint Corp., 7.625%, 3/01/2026		1,735,000	1,834,978
T-Mobile USA, Inc., 2.625%, 4/15/2026		585,000	541,344
T-Mobile USA, Inc., 3.875%, 4/15/2030		181,000	167,285
			$7,409,903
Telephone Services – 0.0%
TELUS Corp., 2.85%, 11/13/2031	CAD	225,000	$143,353
Tobacco – 0.1%
Vector Group Ltd., 5.75%, 2/01/2029 (n)		$425,000	$368,390

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.2%
Autoroutes du Sud de la France S.A., 2.75%, 9/02/2032 (w)	EUR	100,000	$98,181
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$120,000	135,665
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	100,000	82,698
Q-Park Holding I B.V., 2%, 3/01/2027		380,000	315,576
Triton International Ltd., 3.15%, 6/15/2031 (n)		$104,000	81,349
			$713,469
U.S. Treasury Obligations – 15.8%
U.S. Treasury Bill, 0%, 8/10/2023		$555,000	$537,132
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		32,676,000	22,038,430
U.S. Treasury Bonds, 2.25%, 8/15/2049		115,500	92,500
U.S. Treasury Bonds, 2.375%, 11/15/2049		23,652,000	19,491,650
U.S. Treasury Notes, 2.375%, 5/15/2029		6,390,000	6,025,820
			$48,185,532
Utilities - Electric Power – 3.7%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,040,462
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		146,000	122,854
Bruce Power LP, 2.68%, 12/21/2028	CAD	200,000	135,399
Calpine Corp., 4.5%, 2/15/2028 (n)		$927,000	847,955
Calpine Corp., 5.125%, 3/15/2028 (n)		830,000	737,128
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		455,000	425,994
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,820,000	1,519,742
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	280,000	241,429
Duke Energy Corp., 2.55%, 6/15/2031		$204,000	170,228
E.CL S.A., 4.5%, 1/29/2025		300,000	293,472
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		200,000	181,607
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		200,000	151,041
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	100,000	84,667
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		150,000	104,679
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$98,000	82,800
Listrindo Capital B.V., 4.95%, 9/14/2026		200,000	187,079
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	230,480
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	487,300
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		603,000	580,998
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		102,000	99,450
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		490,000	453,250
Southern California Edison Co., 3.65%, 2/01/2050		104,000	79,592
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		743,721	726,080
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		545,000	513,390
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,060,000	971,563
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		445,000	393,983
Virginia Electric & Power Co., 3.5%, 3/15/2027		200,000	194,723
WEC Energy Group, Inc., 1.8%, 10/15/2030		37,000	29,915
Xcel Energy, Inc., 4.6%, 6/01/2032		46,000	45,657
			$11,132,917
Total Bonds			$386,213,585
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,057	$204,653
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)(u)		110,829	$93,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	615	$252,931
Total Common Stocks		$551,104
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	738	$2,952
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	738	2,398
Total Contingent Value Rights		$5,350
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	3/16/21	6,125	$213

Investment Companies (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 2.21% (v)	14,370,087	$14,370,086
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America High Yield Series 38 Index Credit Default Swap - Fund receives 5%, Fund pays notional amount upon a defined credit event of an Index constituent – September 2022 @ $103	Call	BNP Paribas S.A.	$ 12,024,527	$12,050,000	$5,955

Written Options (see table below) – (0.0)%	$(6,649)

Other Assets, Less Liabilities – (31.6)%	(96,276,239)
Net Assets – 100.0%	$304,863,405
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,370,086 and $386,776,207, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $204,519,108, representing 67.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BBSW	Bank Bill Swap Reference Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 8/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America High Yield Series 38 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an Index constituent	Put	BNP Paribas S.A.	$(3,990,000)	$3,981,565	$92.00	September – 2022	$(6,649)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	242,238	USD	165,700	Deutsche Bank AG	10/21/2022	$168
BRL	1,994,718	USD	362,540	Citibank N.A.	11/03/2022	15,126
BRL	5,268,011	USD	957,056	Goldman Sachs International	11/03/2022	40,352
EUR	691,912	USD	692,910	Citibank N.A.	10/21/2022	4,713
EUR	385,512	USD	386,365	HSBC Bank	10/21/2022	2,329
EUR	49,690,898	USD	49,926,582	JPMorgan Chase Bank N.A.	9/21/2022	72,487
EUR	2,463,364	USD	2,480,319	JPMorgan Chase Bank N.A.	10/21/2022	3,375
EUR	2,649,518	USD	2,657,820	State Street Bank Corp.	10/21/2022	13,565

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
MXN	7,552,909	USD	356,313	Citibank N.A.	10/21/2022	$15,088
NOK	9,107,488	USD	896,978	JPMorgan Chase Bank N.A.	10/21/2022	20,242
SGD	2,581,000	USD	1,835,320	JPMorgan Chase Bank N.A.	9/21/2022	11,749
TRY	219,000	USD	11,137	JPMorgan Chase Bank N.A.	10/21/2022	414
ZAR	8,727,001	USD	503,681	HSBC Bank	10/21/2022	3,528
USD	88,549	AUD	128,440	Citibank N.A.	9/21/2022	638
USD	4,203,315	AUD	5,843,353	JPMorgan Chase Bank N.A.	9/21/2022	203,842
USD	4,036,588	AUD	5,843,353	JPMorgan Chase Bank N.A.	10/21/2022	35,471
USD	254,223	AUD	365,376	NatWest Markets PLC	10/21/2022	4,039
USD	1,100,649	AUD	1,591,608	State Street Bank Corp.	10/21/2022	10,827
USD	589,701	CAD	763,283	Brown Brothers Harriman	9/21/2022	8,609
USD	1,498,091	CAD	1,928,605	Goldman Sachs International	10/21/2022	30,087
USD	678,569	CAD	883,357	HSBC Bank	9/21/2022	6,063
USD	1,032,107	CAD	1,338,800	HSBC Bank	10/21/2022	13,048
USD	4,485,478	CAD	5,821,612	JPMorgan Chase Bank N.A.	9/21/2022	53,449
USD	10,662	CAD	13,879	Merrill Lynch International	10/21/2022	98
USD	167,828	CAD	216,152	State Street Bank Corp.	10/21/2022	3,298
USD	1,479,337	CAD	1,906,905	UBS AG	10/21/2022	27,850
USD	730,173	CNH	4,954,965	BNP Paribas S.A.	10/21/2022	12,470
USD	299,212	CNH	2,012,680	HSBC Bank	10/21/2022	7,686
USD	8,965,626	CNH	60,165,000	JPMorgan Chase Bank N.A.	9/21/2022	254,401
USD	541,937	CNH	3,708,476	State Street Bank Corp.	10/21/2022	4,783
USD	100,207	EUR	99,336	Brown Brothers Harriman	10/21/2022	51
USD	687,671	EUR	677,595	HSBC Bank	10/21/2022	4,482
USD	53,235,598	EUR	49,690,898	JPMorgan Chase Bank N.A.	9/21/2022	3,236,529
USD	567,919	EUR	556,971	JPMorgan Chase Bank N.A.	10/21/2022	6,351
USD	953,591	EUR	926,589	NatWest Markets PLC	10/21/2022	19,354
USD	1,684,594	EUR	1,644,373	State Street Bank Corp.	10/21/2022	26,650
USD	6,120,774	GBP	5,133,685	BNP Paribas S.A.	10/21/2022	151,234
USD	498,427	GBP	410,920	Goldman Sachs International	10/21/2022	20,602
USD	136,516	GBP	112,905	HSBC Bank	10/21/2022	5,228
USD	10,314,053	GBP	8,276,734	JPMorgan Chase Bank N.A.	9/21/2022	695,540
USD	9,847,073	GBP	8,429,147	JPMorgan Chase Bank N.A.	10/21/2022	45,511
USD	371,099	GBP	308,151	Merrill Lynch International	10/21/2022	12,776
USD	1,549,319	GBP	1,319,841	State Street Bank Corp.	10/21/2022	14,584
USD	1,079,672	JPY	142,162,390	Brown Brothers Harriman	10/21/2022	52,180
USD	1,943,226	JPY	268,306,425	Goldman Sachs International	10/21/2022	4,015
USD	347,216	JPY	47,309,000	HSBC Bank	10/21/2022	5,285
USD	7,047,860	JPY	943,208,638	JPMorgan Chase Bank N.A.	9/21/2022	248,576
USD	7,187,366	JPY	993,144,977	JPMorgan Chase Bank N.A.	10/21/2022	9,313
USD	2,360,104	KRW	3,059,001,080	Citibank N.A.	10/27/2022	70,955
USD	4,636,259	KRW	5,991,205,203	Citibank N.A.	11/07/2022	151,880
USD	77,395	KRW	101,534,604	Goldman Sachs International	10/27/2022	1,413
USD	404,171	KRW	527,701,547	JPMorgan Chase Bank N.A.	10/27/2022	9,275
USD	87,942	NOK	861,354	Brown Brothers Harriman	9/21/2022	1,238
USD	3,935,720	NOK	38,971,000	JPMorgan Chase Bank N.A.	9/21/2022	12,900
USD	559,794	NZD	912,564	BNP Paribas S.A.	10/21/2022	1,501
USD	912,445	NZD	1,488,809	Brown Brothers Harriman	9/21/2022	1,564
USD	2,776,965	NZD	4,527,818	Brown Brothers Harriman	10/21/2022	6,913
USD	313,826	NZD	502,945	Deutsche Bank AG	10/21/2022	6,131
USD	8,422,017	NZD	13,074,417	Goldman Sachs International	9/21/2022	422,849
USD	6,326,966	NZD	10,314,417	Goldman Sachs International	10/21/2022	16,759
USD	179,185	NZD	285,912	HSBC Bank	10/21/2022	4,268

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	933,883	NZD	1,514,769	Merrill Lynch International	10/21/2022	$7,170
USD	1,592,198	NZD	2,468,493	State Street Bank Corp.	9/21/2022	81,929
USD	1,813,267	NZD	2,905,102	State Street Bank Corp.	10/21/2022	35,968
USD	1,390,937	SEK	14,567,476	Brown Brothers Harriman	10/21/2022	21,250
USD	564,899	SEK	5,646,409	Deutsche Bank AG	9/21/2022	34,732
USD	555,205	SEK	5,865,962	Merrill Lynch International	10/21/2022	3,666
USD	1,119,464	TWD	33,266,000	Barclays Bank PLC	10/13/2022	24,401
USD	496,088	TWD	14,584,000	Citibank N.A.	9/12/2022	16,738
USD	1,378,428	TWD	40,512,000	JPMorgan Chase Bank N.A.	9/12/2022	46,870
USD	1,930,644	ZAR	32,688,894	JPMorgan Chase Bank N.A.	10/21/2022	30,782
						$6,449,208
Liability Derivatives
AUD	128,323	USD	90,552	Citibank N.A.	9/21/2022	$(2,722)
AUD	113,789	USD	81,684	Deutsche Bank AG	9/14/2022	(3,810)
AUD	531,847	USD	383,585	Deutsche Bank AG	9/21/2022	(19,563)
AUD	5,843,353	USD	4,034,777	JPMorgan Chase Bank N.A.	9/21/2022	(35,303)
AUD	117,578	USD	81,558	State Street Bank Corp.	10/21/2022	(1,049)
CAD	2,790,211	USD	2,165,056	HSBC Bank	10/21/2022	(41,218)
CAD	5,821,612	USD	4,473,875	JPMorgan Chase Bank N.A.	9/21/2022	(41,846)
CAD	5,821,612	USD	4,485,326	JPMorgan Chase Bank N.A.	10/21/2022	(54,065)
CAD	106,694	USD	84,674	State Street Bank Corp.	9/14/2022	(3,441)
CAD	959,712	USD	736,967	State Street Bank Corp.	10/21/2022	(6,460)
CNH	15,354,323	USD	2,281,775	HSBC Bank	10/21/2022	(57,777)
CNH	1,510,698	USD	223,887	JPMorgan Chase Bank N.A.	10/21/2022	(5,070)
CNH	5,216,036	USD	778,747	UBS AG	10/21/2022	(23,230)
EUR	13,390,322	USD	13,622,776	HSBC Bank	10/21/2022	(121,942)
EUR	2,730,190	USD	2,919,880	JPMorgan Chase Bank N.A.	9/21/2022	(172,758)
EUR	1,159,199	USD	1,203,905	JPMorgan Chase Bank N.A.	10/21/2022	(35,140)
EUR	14,968	USD	15,353	Merrill Lynch International	10/21/2022	(261)
EUR	454,233	USD	464,193	State Street Bank Corp.	10/21/2022	(6,210)
EUR	75,772	USD	77,748	UBS AG	10/21/2022	(1,351)
GBP	80,898	USD	96,661	BNP Paribas S.A.	10/21/2022	(2,591)
GBP	2,271,342	USD	2,738,263	Deutsche Bank AG	10/21/2022	(97,106)
GBP	793,189	USD	953,539	HSBC Bank	10/21/2022	(31,204)
GBP	8,276,734	USD	9,677,759	JPMorgan Chase Bank N.A.	9/21/2022	(59,247)
GBP	499,205	USD	581,474	JPMorgan Chase Bank N.A.	10/21/2022	(990)
JPY	147,944,080	USD	1,106,473	Barclays Bank PLC	10/21/2022	(37,193)
JPY	274,264,117	USD	2,051,772	Goldman Sachs International	10/21/2022	(69,502)
JPY	276,935,022	USD	2,037,773	HSBC Bank	10/21/2022	(36,198)
JPY	943,208,638	USD	6,824,155	JPMorgan Chase Bank N.A.	9/21/2022	(24,871)
JPY	95,578,746	USD	691,702	JPMorgan Chase Bank N.A.	10/21/2022	(898)
JPY	83,964,555	USD	630,711	State Street Bank Corp.	9/21/2022	(25,438)
JPY	42,670,683	USD	313,788	State Street Bank Corp.	10/21/2022	(5,381)
JPY	42,301,787	USD	319,505	UBS AG	10/21/2022	(13,765)
NOK	6,268,087	USD	651,628	Brown Brothers Harriman	10/21/2022	(20,365)
NOK	16,739,505	USD	1,752,789	Citibank N.A.	10/21/2022	(66,944)
NOK	2,794,761	USD	294,451	Goldman Sachs International	10/21/2022	(12,989)
NOK	38,971,000	USD	4,076,561	JPMorgan Chase Bank N.A.	9/21/2022	(153,742)
NOK	44,272,081	USD	4,484,935	JPMorgan Chase Bank N.A.	10/21/2022	(26,269)
NZD	128,690	USD	78,930	Deutsche Bank AG	10/21/2022	(200)
NZD	13,074,417	USD	8,104,745	Goldman Sachs International	9/21/2022	(105,577)
SEK	5,777,493	USD	566,449	Brown Brothers Harriman	10/21/2022	(23,228)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
SEK	4,513,825	USD	450,389	HSBC Bank	10/21/2022	$(25,982)
SEK	7,394,287	USD	704,122	Merrill Lynch International	10/21/2022	(8,885)
SGD	676,616	USD	487,365	Brown Brothers Harriman	10/21/2022	(3,062)
SGD	1,598,754	USD	1,146,701	Goldman Sachs International	10/21/2022	(2,356)
SGD	770,857	USD	558,349	JPMorgan Chase Bank N.A.	10/21/2022	(6,590)
SGD	1,101,182	USD	801,129	State Street Bank Corp.	9/21/2022	(13,078)
TWD	7,917,829	USD	266,549	Barclays Bank PLC	10/13/2022	(5,907)
ZAR	23,769,810	USD	1,403,873	JPMorgan Chase Bank N.A.	10/21/2022	(22,383)
USD	566,842	AUD	828,671	Deutsche Bank AG	10/21/2022	(573)
USD	395,749	AUD	585,234	JPMorgan Chase Bank N.A.	9/21/2022	(4,814)
USD	87,302	CAD	115,429	State Street Bank Corp.	9/21/2022	(574)
USD	1,082,510	CNH	7,475,676	State Street Bank Corp.	10/21/2022	(305)
USD	541,418	CZK	13,496,867	Citibank N.A.	10/21/2022	(8,800)
USD	1,079,882	CZK	26,805,432	JPMorgan Chase Bank N.A.	10/21/2022	(12,878)
USD	99,424	EUR	99,358	Brown Brothers Harriman	10/21/2022	(755)
USD	277,184	EUR	276,410	HSBC Bank	10/21/2022	(1,508)
USD	2,475,048	EUR	2,463,364	JPMorgan Chase Bank N.A.	9/21/2022	(3,594)
USD	50,032,920	EUR	49,690,898	JPMorgan Chase Bank N.A.	10/21/2022	(68,083)
USD	99,885	EUR	99,775	State Street Bank Corp.	10/21/2022	(713)
USD	98,697	EUR	98,918	UBS AG	9/21/2022	(834)
USD	1,208,330	KRW	1,626,462,947	Barclays Bank PLC	11/07/2022	(9,067)
USD	2,002,995	NOK	20,337,445	JPMorgan Chase Bank N.A.	10/21/2022	(45,200)
USD	586,508	NZD	961,095	BNP Paribas S.A.	10/21/2022	(1,475)
USD	1,099,641	NZD	1,813,386	Citibank N.A.	10/21/2022	(9,762)
USD	187,437	SGD	263,146	State Street Bank Corp.	10/21/2022	(916)
USD	10,786	TRY	219,000	Deutsche Bank AG	9/21/2022	(1,083)
						$(1,706,091)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Short	CAD	251	$21,551,963	December – 2022	$33,615
Euro-Bobl 5 yr	Short	EUR	136	16,821,737	September – 2022	232,801
Euro-Btp	Short	EUR	22	2,642,235	September – 2022	83,146
Euro-Bund 10 yr	Short	EUR	9	1,338,322	September – 2022	40,158
Euro-Schatz 2 yr	Short	EUR	375	40,930,357	September – 2022	334,355
Japan Government Bond 10 yr	Short	JPY	6	6,458,017	September – 2022	11,420
Long Gilt 10 yr	Short	GBP	48	6,018,349	December – 2022	110,824
U.S. Treasury Note 10 yr	Short	USD	79	9,235,594	December – 2022	24,401
U.S. Treasury Note 2 yr	Short	USD	174	36,249,094	December – 2022	43,464
U.S. Treasury Note 5 yr	Short	USD	399	44,217,305	December – 2022	161,741
U.S. Treasury Ultra Note 10 yr	Short	USD	23	2,879,312	December – 2022	4,588
						$1,080,513
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	134	$10,999,001	September – 2022	$(90,856)
Canadian Treasury Bond 10 yr	Long	CAD	56	5,312,399	December – 2022	(7,846)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
Euro-Buxl 30 yr	Long	EUR	39	$6,451,176	September – 2022	$(248,530)
U.S. Treasury Bond	Long	USD	16	2,173,500	December – 2022	(1,707)
U.S. Treasury Ultra Bond	Short	USD	91	13,604,500	December – 2022	(159,228)
						$(508,167)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/15/24	AUD	1,800,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	$4,214	$53	$4,267
6/15/24	AUD	5,498,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	1,043	11,991	13,034
6/15/24	AUD	2,199,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	2,784	2,429	5,213
6/15/24	AUD	3,774,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	10,913	(1,966)	8,947
6/15/24	AUD	2,911,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	10,031	(3,130)	6,901
9/21/27	AUD	1,243,000	centrally cleared	4.10%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	6,165	1,554	7,719
9/21/27	AUD	1,244,000	centrally cleared	4.10%/Semi-annually	FLR (6-Month BBSW)/Semi-annually	10,959	(3,234)	7,725
						$46,109	$7,697	$53,806
Liability Derivatives
Interest Rate Swaps
9/21/24	AUD	2,909,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.85%/Quarterly	$(4,253)	$(1,437)	$(5,690)
9/21/24	AUD	2,909,000	centrally cleared	FLR (3-Month BBSW)/Quarterly	3.85%/Quarterly	(8,364)	2,674	(5,690)
6/15/27	AUD	800,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(5,863)	25	(5,838)
6/15/27	AUD	2,338,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(6,771)	(10,290)	(17,061)
6/15/27	AUD	1,598,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(14,627)	2,966	(11,661)
6/15/27	GBP	4,200,000	centrally cleared	1.75%/Annually	FLR (SONIA)/Annually	(246,842)	(81,068)	(327,910)
6/15/27	AUD	935,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(5,136)	(1,687)	(6,823)
6/15/27	AUD	1,242,000	centrally cleared	3.45%/Semi-annually	2.765% FLR (6-Month BBSW)/Semi-annually	(12,905)	3,842	(9,063)
						$(304,761)	$(84,975)	$(389,736)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	124,000	Goldman Sachs International	5.00%/Quarterly	1	$(7,570)	$23,629	$16,059
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	150,000	Barclays Bank PLC	1.00%/Quarterly	2	$(8,687)	$1,535	$(7,152)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore International AG, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler AG, 1.4%, 1/12/24, an A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At August 31, 2022, the fund had liquid securities with an aggregate value of $3,696,277 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$252,931	$252,931
Luxembourg	—	210,003	—	210,003
Mexico	—	—	93,520	93,520
United Kingdom	—	213	—	213
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	48,185,532	—	48,185,532
Non - U.S. Sovereign Debt	—	78,161,971	—	78,161,971
Municipal Bonds	—	2,044,949	—	2,044,949
U.S. Corporate Bonds	—	178,066,765	—	178,066,765
Residential Mortgage-Backed Securities	—	7,442,380	—	7,442,380
Commercial Mortgage-Backed Securities	—	6,626,059	—	6,626,059
Asset-Backed Securities (including CDOs)	—	7,903,551	—	7,903,551
Foreign Bonds	—	57,788,333	—	57,788,333
Mutual Funds	14,370,086	—	—	14,370,086
Total	$14,370,086	$386,429,756	$346,451	$401,146,293
Other Financial Instruments
Futures Contracts – Assets	$1,080,513	$—	$—	$1,080,513
Futures Contracts – Liabilities	(508,167)	—	—	(508,167)
Forward Foreign Currency Exchange Contracts – Assets	—	6,449,208	—	6,449,208
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,706,091)	—	(1,706,091)
Swap Agreements – Assets	—	69,865	—	69,865
Swap Agreements – Liabilities	—	(396,888)	—	(396,888)
Written Options - Liabilities	—	(6,649)	—	(6,649)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/21	$265,542
Change in unrealized appreciation or depreciation	81,122
Transfers out of level 3	(213)
Balance as of 8/31/22	$346,451
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2022 is $81,716. At August 31, 2022, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,871,350	$187,186,328	$179,688,342	$(447)	$1,197	$14,370,086
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$63,630	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.